Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents, Noncurrent		$ 2,826	$ 2,905
Asset Retirement Obligation		100	100
Property, Plant and Equipment, Net		$ 43,215	$ 43,971
Weighted Average Number of Shares Outstanding, Basic		3,803,331	3,803,331
Weighted Average Number of Shares Outstanding, Diluted		3,803,000	3,803,000
Assuming Dilution Effect Member
Weighted Average Number of Shares Outstanding, Diluted		3,836,661	3,849,882
AWMS Holdings, LLC [Member]
Equity Method Investment, Ownership Percentage		47.00%	47.00%
Annual Membership Fees [Member]
Deferred Revenue		$ 2,700	$ 2,700
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		30 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Wells and Related Equipment and Facilities [Member]
Property, Plant and Equipment, Net		$ 3,700
Wells and Related Equipment and Facilities [Member] | Maximum [Member] | Scenario, Forecast [Member]
Tangible Asset Impairment Charges	$ 3,700